Share capital, stock options and other stock-based plans (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the status of the Company’s stock option plan as of December 31, 2015, December 31, 2014 and December 31, 2013 and changes during the periods then ended are presented as follows:

	December 31, 2015		December 31, 2014		December 31, 2013
	Number of shares	Weighted average exercise price (CDN $)	Number of shares	Weighted average exercise price (CDN $)	Number of shares	Weighted average exercise price (CDN $)
Outstanding , beginning of period	32,223	$17.64	816,450	$30.20	996,047	$27.78
Granted	—	—	—	—	—	—
Exercised	—	—	(43,071)	6.17	(111,986)	6.80
Forfeited/expired	(23,653)	18.63	(741,156)	33.82	(67,611)	33.72
Outstanding, end of period	8,570	$14.90	32,223	$17.64	816,450	$30.20
Options exercisable, end of period	8,570	$14.90	32,223	$17.64	305,506	$24.15

Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Intrinsic Value [Table Text Block]
The aggregate intrinsic value of the Company’s share units at December 31, 2015 and 2014 are as follows:

	December 31, 2015	December 31, 2014
	CDN$	CDN$
Share units:
Outstanding	$26,849	$23,433
Exercisable	3,198	624
Exercised	1,599	7,238

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Stock-based compensation associated with the Unit plans and the stock option plan is included in operating expenses as follows:

	Years ended December 31,
	2015	2014	2013
Research and development	$9,915	$1,749	$2,195
General and administrative	2,224	5,884	10,201
Sales and marketing	2,732	2,050	1,887
	$14,871	$9,683	$14,283

Westport Omnibus Plan and the former Amended and Restated Unit Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A continuity of the Units issued under the Westport Omnibus Plan and the former Amended and Restated Unit Plan as of December 31, 2015, December 31, 2014 and December 31, 2013 are as follows:

	December 31, 2015		December 31, 2014		December 31, 2013
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of year	5,337,873	$10.27	1,200,591	$23.68	1,095,094	$20.68
Granted	5,556,630	6.74	5,792,162	10.54	742,140	30.21
Exercised/Vested	(575,024)	11.49	(608,975)	19.52	(448,526)	24.44
Forfeited/expired	(661,558)	10.34	(1,045,905)	21.75	(188,117)	29.80
Outstanding, end of year	9,657,921	$7.62	5,337,873	$10.27	1,200,591	$23.68
Units outstanding and exercisable, end of year	1,150,294	$9.58	142,166	$11.67	224,638	$11.20